DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Mar. 31, 2026
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of disposal groups including discontinued operations consolidated balance sheets [Table Text Block]
	March 31, 2026	March 31, 2025
	$	$
Carrying amounts of the major classes of assets included in discontinued operations:
Prepaid expenses and deposits	-	4,725
Total assets classified as held for sale	-	4,725

Schedule of disposal groups including discontinued operations consolidated operations [Table Text Block]
	Year ended March 31,
	2026	2025
	$	$
Expenses
Selling, general and administrative expenses	10,229	331,754
Other expenses	-	(50,316)
Net loss from discontinued operations before income tax expense	(10,229)	(281,438)
Income tax expense	2,149	68,625
Net loss from discontinued operations after income tax expense	(8,080)	(212,813)

Schedule of disposal groups including discontinued operations consolidated cash flows [Table Text Block]
	Year ended March 31,
	2026	2025
	$	$
Net cash used in operating activities of discontinued operations	(8,080)	(176,487)
Net cash provided by investing activities of discontinued operations	-	331,936
Net cash used in financing activities of discontinued operations	-	(405,253)